Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 17, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Numerator for basic and diluted earnings per share:
Net income attributable to CCP	$ 22,492	$ 36,166	$ 33,202	$ 111,370	$ 120,174	$ 157,595
Denominator:
Denominator for basic earnings per share—weighted average shares (in shares)		83,488	83,488	83,488	83,488
Effect of dilutive securities:
Stock options		70	0	70	0
Denominator for diluted earnings per share—adjusted weighted average shares (in shares)		83,558	83,488	83,558	83,488
Basic earnings per share:
Net income attributable to CCP (in dollars per share)		$ 0.43	$ 0.40	$ 1.33	$ 1.44
Diluted earnings per share:
Net income attributable to CCP (in dollars per share)		$ 0.43	$ 0.40	$ 1.33	$ 1.44